Transactions with Related Parties (Tables) - Related Party [Member]	12 Months Ended
Dec. 31, 2025
Central Mare [Member]
Related Party Transaction [Abstract]
Related Party Fees and Expenses

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Consolidated statements of comprehensive income
Total	360	360	360

CSI [Member]
Related Party Transaction [Abstract]
Related Party Fees and Expenses

The fees charged by and expenses relating to CSI for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025	Presented in:
Management fees	1,840	1,906	1,912	Management fees – related parties – Consolidated statements of comprehensive income
Superintendent fees	42	46	11	Vessel operating expenses – Consolidated statements of comprehensive income
	-	-	3	Capitalized in Vessels, net – Balance sheet
	-	74	-	Dry-docking costs - Consolidated statements of comprehensive income
Accounting and reporting cost	360	360	360	Management fees – related parties – Consolidated statements of comprehensive income
Commission for sale and purchase of vessels	-	-	778	Management fees – related parties – Consolidated statement of comprehensive income
Newbuilding vessels monitoring fee	-	-	417	Capitalized in Advances for vessels under construction – Balance sheet
Financing fees	164	586	414	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire revenue	1,037	1,040	1,015	Voyage expenses - Consolidated statements of comprehensive income
Total	3,443	4,012	4,910